Company Information - Non-dilutive financing (Details) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 EUR (€) loan	Dec. 31, 2021	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan obtained			€ 9,979
Financing from a syndicate of French banks
Disclosure of detailed information about borrowings [line items]
Loan obtained	€ 10,000
Number of loans obtained guaranteed by the french state | loan	3
Extension of term of debt	4 years	4 years